Other Comprehensive Income (Loss) - Components And Allocated Tax Effects Of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before-Tax	$ (13,762)	$ (2,106)	$ 781
Tax Expense (Benefit)	(2,971)	(794)	(370)
Other comprehensive income (loss)	(10,791)	(1,312)	1,151
Net change in foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before-Tax	(13,336)	6,226	13,337
Tax Expense (Benefit)	(2,793)	1,357	2,848
Other comprehensive income (loss)	(10,543)	4,869	10,489
Net unrealized gain on hedging instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before-Tax	31	(4,871)	(5,349)
Tax Expense (Benefit)	8	(1,228)	(1,365)
Other comprehensive income (loss)	23	(3,643)	(3,984)
Net change in pension and other post-retirement benefit obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before-Tax	457	3,461	7,207
Tax Expense (Benefit)	186	923	1,853
Other comprehensive income (loss)	$ 271	$ 2,538	$ 5,354